Shareholder Equity (Details) - Schedule of Equity Incentive Plans	Dec. 31, 2022 shares
Shareholder Equity (Details) - Schedule of Equity Incentive Plans [Line Items]
Options Authorized	13,744,376
2016 Plan [Member]
Shareholder Equity (Details) - Schedule of Equity Incentive Plans [Line Items]
Options Authorized	1,139,544
2017 Plan [Member]
Shareholder Equity (Details) - Schedule of Equity Incentive Plans [Line Items]
Options Authorized	604,832
2021 Plan [Member]
Shareholder Equity (Details) - Schedule of Equity Incentive Plans [Line Items]
Options Authorized	12,000,000